PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of fully depreciated assets and commitments for future purchases - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fully Depreciated Assets And Commitments For Future Purchases Abstract
Gross book value of fully depreciated property, plant and equipment still in use		$ 266,896	$ 223,608
Commitments for the acquisition of aircraft	[1]	$ 13,186,000	$ 10,800,000

[1]	According to the manufacturer’s price list.